Transactions with Affiliates	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Transactions with Affiliates	Transactions with Affiliates

A member of the board of directors of our general partner is an executive officer of WPX Energy, Inc. (“WPX”). We purchase crude oil from and sell crude oil to WPX (certain of the purchases and sales that were entered into in contemplation of each other are recorded on a net basis within revenues in our consolidated statement of operations). We also treat and dispose of wastewater and solids received from WPX.

SemGroup Corporation (“SemGroup”) holds ownership interests in our general partner. We sell product to and purchase product from SemGroup, and these transactions are included within revenues and cost of sales, respectively, in our consolidated statements of operations. We also lease crude oil storage from SemGroup.

We purchased ethanol from E Energy Adams, LLC, in which we previously held an ownership interest as an equity method investee. We sold our interest in E Energy Adams, LLC on May 3, 2018 (see Note 2). These transactions are reported within cost of sales in our consolidated statements of operations.

The following table summarizes these related party transactions for the periods indicated:

	Year Ended March 31,
	2019	2018	2017
	(in thousands)
Sales to WPX	$28,026	$—	$—
Purchases from WPX (1)	$329,525	$—	$—
Sales to SemGroup	$1,114	$606	$3,866
Purchases from SemGroup	$4,395	$5,034	$12,254
Sales to entities affiliated with management	$21,385	$268	$290
Purchases from entities affiliated with management	$4,382	$3,870	$15,209
Sales to equity method investees	$—	$294	$692
Purchases from equity method investees	$—	$66,820	$121,336

(1)	Amount primarily relates to purchases of crude oil under the definitive agreement we signed with WPX, as discussed further below.

Accounts receivable from affiliates consist of the following at the dates indicated:

	March 31,
	2019	2018
	(in thousands)
Receivables from NGL Energy Holdings LLC	$7,277	$4,693
Receivables from WPX	5,185	—
Receivables from SemGroup	71	49
Receivables from entities affiliated with management	334	24
Receivables from equity method investees	—	6
Total	$12,867	$4,772

Accounts payable to affiliates consist of the following at the dates indicated:

	March 31,
	2019	2018
	(in thousands)
Payables to WPX	$27,844	$—
Payables to entities affiliated with management	625	1,246
Payables to equity method investees	—	8
Total	$28,469	$1,254

Other Related Party Transactions

Victory Propane

On August 14, 2018, we sold our 50% interest in Victory Propane to Victory Propane, LLC. As consideration, we received a promissory note in the amount of $3.4 million, which encompassed the purchase price for our 50% interest plus the outstanding balance of the loan receivable of $2.6 million as of the date of the transaction. The promissory note bears no interest and matures on July 31, 2023. We discounted the promissory note to its net present value of $2.6 million, with the amount of the reduction in the value of the promissory note recorded as a loss within loss (gain) on disposal or impairment of assets, net in our consolidated statement of operations. This was the final transaction in exiting the retail propane business and was considered to be inconsequential by management. As a result of the sale, Victory Propane is no longer considered a related party.

At March 31, 2018, we had a loan receivable from Victory Propane, an equity method investee at the time (see Note 2), of $1.2 million.

During the three months ended December 31, 2017 we completed a transaction with Victory Propane, an equity method investee at the time (See Note 2), to purchase Victory Propane’s Michigan assets. We paid Victory Propane $6.4 million in cash and received current assets, property, plant and equipment and customers. The allocation of the consideration was as follows (in thousands):

Current assets	$276
Property, plant and equipment	1,366
Intangible assets (customer relationships)	4,782
Fair value of net assets acquired	$6,424

Victory Propane recognized a gain on this transaction. As all intra-entity profits and losses are eliminated between an investor and investee until realized, we eliminated our proportionate share of the gain from this transaction on our books. As a result, our underlying equity in the net assets of Victory Propane exceeded our investment (see Note 2), and this difference was amortized as income over the remaining life of the noncurrent assets acquired until they were sold on August 14, 2018. As the sale of virtually all of our remaining Retail Propane segment to Superior (see Note 1) included Victory Propane’s Michigan assets, we were able to recognize our proportionate share of the gain recognized by Victory Propane. As a result, we were able to reverse our proportionate share of their losses that had been recorded against the balance of the loan receivable and write up the value of our investment in Victory Propane to $0.8 million.

Agreement with WPX

During the three months ended June 30, 2018, we entered into a definitive agreement with WPX. Under this agreement, we agreed to provide WPX the benefit of our minimum shipping fees or deficiency credits (fees paid in previous periods that were in excess of the volumes actually shipped) totaling $67.7 million at the time of the transaction (as discussed further in Note 2), which can be utilized for volumes shipped that exceed the minimum monthly volume commitment in subsequent periods. As a result, we wrote-off these minimum shipping fees previously included within other noncurrent assets in our consolidated balance sheet (see Note 2) and recorded a loss within loss (gain) on disposal or impairment of assets, net. We also agreed that we would only ship crude oil that we are required to purchase from WPX in utilizing our allotted capacity on these pipelines and they agreed to be fully responsible to us for all deficiency payments (money due when our actual shipments are less than our allotted capacity) for the remaining term of our contract, which totaled $50.3 million at June 30, 2018 (as discussed further in Note 9). As consideration for this transaction, we paid WPX a net $35.3 million, which was recorded as a loss within loss (gain) on disposal or impairment of assets, net.

Repurchase of Warrants

On April 26, 2018 and June 23, 2017, we repurchased outstanding warrants, as discussed further in Note 10, from funds managed by Oaktree, who were represented on the board of directors of our general partner (see Note 19).

Grassland

We previously had a loan receivable from Grassland Water Solutions, LLC (“Grassland”) and during the three months ended June 30, 2016, we received loan payments of $0.7 million from Grassland in accordance with the loan agreement. On June 3, 2016, we acquired the remaining 65% ownership interest in Grassland. Prior to the completion of this transaction, we accounted for our previously held 35% ownership interest in Grassland using the equity method of accounting. As we owned a controlling interest in Grassland, we revalued our previously held 35% ownership interest to fair value of $0.8 million and recorded a loss of $14.9 million. As the amount paid (cash plus the fair value of our previously held ownership interest) was less than the fair value of the assets acquired and liabilities assumed, we recorded a bargain purchase gain of $0.6 million. Once we acquired the remaining ownership interest in Grassland, the loan receivable was eliminated as Grassland was consolidated in our consolidated financial statements. As a result of the acquisition, we incurred an impairment charge of $1.7 million to write down the loan receivable to its fair value, which was reported within loss (gain) on disposal or impairment of assets, net in our consolidated statement of operations. On November 29, 2016, we sold Grassland and received proceeds of $22.0 million and recorded a loss on disposal of $2.3 million during the three months ended December 31, 2016. This loss is reported within loss (gain) on disposal or impairment of assets, net in our consolidated statement of operations.